Concentration and risks (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Concentration and risks
Foreign currency exchange appreciation (depreciation) rate	(1.00%)	(5.00%)	7.00%
Currency convertibility risk
Concentration and risks
Cash and cash equivalents, restricted cash and short-term investments	¥ 33,601,008	¥ 15,443,123	¥ 27,566,040